Condensed Financial Information of Global-Tech	12 Months Ended
Mar. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Global-Tech
29.	CONDENSED FINANCIAL INFORMATION OF GLOBAL-TECH

Under the relevant PRC laws and regulations, the Company’s PRC subsidiaries (the “PRC Subsidiaries”) are restricted in their ability to transfer certain of their net assets to Global-Tech in the form of dividend payments, loans, or advances. The amounts restricted include net assets of the PRC Subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling RMB364,074,602 (approximately US$58,607,593) as of March 31, 2013.

The following is the condensed financial information of Global-Tech on a stand-alone basis:

Balance sheets

	March 31, 2013	March 31, 2012
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	19,405,865	21,984,305
Available-for-sale investments	—	2,000,000
Prepaid expenses	46,903	43,210
Deposits and other assets	40,087	24,723

Total current assets	19,492,855	24,052,238
Interests in subsidiaries	55,812,262	55,206,077
Available-for-sale investments	1,045,200	1,033,800

Total assets	76,350,317	80,292,115

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other accrued liabilities	92,114	201,483

Total liabilities	92,114	201,483

Shareholders’ equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,230,814 and 3,229,314 shares issued as of March 31, 2013 and 2012	129,233	129,173
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued	—	—
Additional paid-in capital	85,053,402	84,786,226
Statutory reserves	1,238,361	—
Accumulated deficit	(15,932,941)	(9,690,526)
Accumulated other comprehensive income	10,709,740	9,697,445
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2013 and 2012	(4,663,321)	(4,663,321)

Total Global-Tech Advanced Innovations Inc. shareholders’ equity	76,534,474	80,258,997
Non-controlling interests	(276,271)	(168,365)

Total equity	76,258,203	80,090,632

Total liabilities and shareholders’ equity	76,350,317	80,292,115

Statements of operations and comprehensive income

	Fiscal years ended March 31,
	2013	2012	2011
	US$	US$	US$
Net sales	—	—	—
Cost of goods sold	—	—	—

Gross profit	—	—	—
Selling, general and administrative expenses	(1,071,502)	(1,158,531)	(1,252,554)

Operating loss	(1,071,502)	(1,158,531)	(1,252,554)
Interest income, net	344,582	35,349	29,831
Equity in profits (losses) of subsidiaries	(484,185)	1,923,914	(2,155,198)
Other income (expense), net	(752,196)	609,945	(635,050)

Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(1,963,301)	1,410,677	(4,012,971)
Other comprehensive income
Foreign currency translation adjustments	989,800	2,278,213	2,304,178
Release of unrealized loss on available-for-sale investments, net of income tax of nil, upon disposal	—	—	1,877
Unrealized gain on available-for-sale investments, net of income tax of nil	22,495	24,600	11,092
Unrealized loss on available-for-sale investments, net of income tax of nil	—	(643)	—

Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(951,006)	3,712,847	(1,695,824)

Statements of cash flows

	Fiscal years ended March 31,
	2013	2012	2011
	US$	US$	US$
Cash flows from operating activities:
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(1,963,301)	1,410,677	(4,012,971)
Adjustments to reconcile net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	258,128	34,121	470,139
Shares issued to an employee	9,108	—	1,969
Equity in losses (profits) of subsidiaries	484,185	(1,923,914)	2,155,198
Interest received from available-for-sale investments	—	(13)	—
Changes in operating assets and liabilities:
Prepaid expenses	(3,693)	(2,582)	3,465
Deposits and other assets	(15,364)	4,969	(3,769)
Other accrued liabilities	(109,369)	(26,324)	(7,591)

Net cash used in operating activities	(1,340,306)	(503,066)	(1,393,560)

Cash flows from investing activities:
Purchases of available-for-sale investments	—	(8,999,987)	(3,000,000)
Proceeds from disposal of available-for-sale investments	2,000,000	9,000,000	15,986,532
Repayment of amounts due from (advances to) subsidiaries, net	910,372	13,091,819	(639,128)
Capital injection into subsidiaries	(1,107,753)	(1,732,162)	(1,858,931)

Net cash provided by investing activities	1,802,619	11,359,670	10,488,473

Cash flows from financing activities:
Cash dividend paid	(3,040,753)	—	—

Net cash used in financing activities	(3,040,753)	—	—

Net increase (decrease) in cash and cash equivalents	(2,578,440)	10,856,604	9,094,913
Cash and cash equivalents at beginning of fiscal year	21,984,305	11,127,701	2,032,788

Cash and cash equivalents at end of fiscal year	19,405,865	21,984,305	11,127,701

(a)	Basis of preparation

For the purposes of the preparation of the condensed financial information of Global-Tech, the Company records its interests in direct and indirect subsidiaries under the equity method of accounting as prescribed in FASB ASC 323 “Investments-Equity Method and Joint Ventures”. Such interests, together with the advances to subsidiaries, are presented as “Interests in subsidiaries” on the balance sheets and share of the subsidiaries’ income and losses is presented as “Equity in profits (losses) of subsidiaries” on the statements of operations and comprehensive income.

(b)	Commitments

Global-Tech has provided a letter of support to certain of its subsidiaries indicating its commitment to provide continuing financial support to those subsidiaries.